Provisions for other liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [abstract]
Schedule of Changes in Provisions for Other Liabilities
The table below shows the movements in the Group's provisions for other liabilities categorized by type of provision:

	Labor, legal and other claims	Others	Total
At January 1, 2022	2,527	3,459	5,986
Additions	1,347	400	1,747
Acquisition of subsidiaries	300	—	300
Used during year	(1,237)	(3,416)	(4,653)
Exchange differences	92	(37)	55
At December 31, 2022	3,029	406	3,435
Additions	2,522	34	2,556
Used during year	(1,558)	(379)	(1,937)
Exchange differences	(426)	(29)	(455)
At December 31, 2023	3,567	32	3,599

Analysis of total provisions:

	2023	2022
Non current	2,871	2,526
Current	728	909
	3,599	3,435